Trade and Other Payables - Schedule of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	₽ 29,058	₽ 32,290
Wages and salaries payable and other related obligations	3,641	3,378
Accounts payable for property, plant and equipment	1,851	3,650
Dividends payable, common shares	6	7
Dividends payable, preferred shares	3	3
Other payables	1,719	4,455
Total trade and other payables	₽ 36,278	₽ 43,783